Notes to consolidated cash flow statement	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Cash Flow Statement [Abstract]
Notes to consolidated cash flow statement
38. Notes to consolidated cash flow statement
Operating activities
Other non-cash expenses/(income), net in the consolidated cash flow statement primarily include:
•in 2023 and 2022: equity-settled share-based compensation and bonuses earned by the Senior Management Team and other employees of the Group that were not paid during the period; and

•in 2021: (i) €114,963 thousand relating to the excess of the fair value of the Company’s ordinary shares issued as part of the Business Combination and the fair value of IIAC’s identifiable net assets acquired, (ii) €37,906 thousand for the issuance of 5,031,250 the Company’s ordinary shares, to be held in escrow, to the holders of IIAC class B shares, (iii) €16,290 thousand of equity-settled share-based compensation, and (iv) rent reductions received as a result of the COVID-19 pandemic and defined benefit obligations.
The change in other operating assets and liabilities primarily relates to indirect taxes, accrued income and expenses, and deferred charges.
Non-cash investing activities
Non-cash investing activities primarily related to:
•acquisitions of right-of-use assets of €141,995 thousand in 2023 (€137,781 thousand in 2022 and €148,299 thousand in 2021);

•acquisitions of property, plant and equipment of €13,301 thousand in 2023 (€5,891 thousand in 2022 and €16,507 thousand in 2021);
•acquisitions of intangible assets of €5,859 thousand in 2023 (€4,561 thousand in 2022 and €3,488 thousand in 2021), and
•deferred consideration relating to the acquisition of the Thom Browne business in South Korea amounting to €18,583 thousand.